SUBSEQUENT EVENT	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
13.	SUBSEQUENT EVENT

1. Subsequent to period end, the Company issued warrants exercisable into 349,522 Exchangeable Shares to Pope and Co. pursuant to the Company’s prior commitment and obligation to Pope & Co. (Note 10). The warrants are exercisable at an exercise price of $0.23 per share until March 20, 2017.

2. Subsequent to period end, the Company issued 20,000 common shares pursuant to the Company’s prior commitment and obligation to service agreements (Note 11).

13.	SUBSEQUENT EVENTS

(a)
On January 21, 2015, the Company received a $500,000 loan from a third party which bears interest at 5% per annum and is convertible into common shares of the Company should the transaction to raise at least $6,000,000 be completed (Note 13(c)). On February 26, 2015, the transaction was completed and the loan was converted into common shares.

(b)
On February 25, 2015, 262,904 common shares of BLC (Note 13(c)) were issued to two former lenders connected with a $241,185 ($250,000 CAD) loan received and repaid during fiscal 2013. In addition, as part of the consideration for the initial loan the CTO and COO had transferred 100,000 shares to the lenders and a further 83,574 additional common shares of BLC (Note 13(c)). The CTO and COO, will be reimbursed for the shares transferred after giving effect to the exchange ratio for BLC (Note 13(c)).

(c)
On February 26, 2015, the Company (“Bionik Canada”) finalized a Share Exchange Agreement with Bionik Laboratories Corp. (“BLC” formerly known as Drywave Technologies Inc.) whereby Bionik Canada issued 50,000,000 Exchangeable Shares, representing a 3.14 exchange ratio, for 100% of the outstanding common shares of Bionik Canada (the “Acquisition Transaction”). The Exchangeable Shares are exchangeable at the option of the holder, each into one share of common stock of BLC. In addition BLC issued one share of its Special Preferred Voting Stock (the “Special Preferred Share”). Immediately prior to the closing of the Acquisition Transaction, BLC transferred all of the business, properties, assets, operations and liabilities to two former officers and directors of BLC and to a third-party entity such that as of the closing of the Acquisition Transaction there were no assets or liabilities.

After giving effect to the Acquisition Transaction, BLC commenced operations through Bionik Canada which by virtue of the Acquisition Transaction is now a reporting issuer through BLC’s listing on the OTC Pink marketplace.

As a result of the shareholders of Bionik Canada having a controlling interest in BLC subsequent to the Acquisition Transaction, for accounting purposes the Acquisition Transaction does not constitute a business combination. The transaction has been accounted for as a recapitalization of BLC with Bionik Canada being the accounting acquirer even though the legal acquirer is Bionik.

Concurrently with the closing of the Acquisition Transaction on February 26, 2015, BLC issued 7,735,750 units (the “Units”) for gross proceeds of $6,188,600 (the “First Closing”) (including $500,000 of outstanding bridge loans converted into Units at the offering price) at a purchase price of $0.80 per Unit (the “Purchase Price”) in a private placement offering (the “Offering”). Each Unit consists of one common share of BLC, and a warrant to purchase one common share of BLC at an exercise price of $1.40 per share exercisable for 4 years. BLC incurred share issue costs related to the transaction of $848,822 and issued 773,575 broker warrants exercisable at $0.80 for a period of 4 years.

(d)
Immediately following the Acquisition Transaction and the First Closing, 6,000,000 shares of common stock were held by existing BLC stockholders, 7,735,750 shares of common stock were held by the investors in the Offering and Bionik Canada shareholders held an equivalent of 50,000,000 shares of common stock through their ownership of 100% of the Exchangeable Shares which vote alongside the common stock of BLC as a single class through the one issued and outstanding Special Preferred Share.

(e)
On March 27, 2015, BLC issued 1,212,500 Units for gross proceeds of $970,000 to accredited investors in a second closing (the “Second Closing”). Each Unit consisted of one common share of BLC, and a warrant to purchase one common share of BLC at an exercise price of $1.40 per share exercisable for 4 years. BLC incurred share issue costs related to the Second Closing of $141,100 and issued 121,250 broker warrants exercisable at $0.80 for a period of 4 years.

(f)
On March 31, 2015, BLC issued 891,250 Units for gross proceeds of $713,000 to accredited investors in a third closing (the “Third Closing”). Each Unit consisted of one common share of BLC, and a warrant to purchase one common share of BLC at an exercise price of $1.40 per share exercisable for 4 years. BLC incurred share issue costs related to the Third Closing of $97,098 and issued 89,125 broker warrants exercisable at $0.80 for a period of 4 years.

(g)
On April 21, 2015, BLC sold to accredited investors a fourth closing of the Offering, 3,115,000 Units for gross proceeds of $2,492,000 at the Purchase Price. Each Unit consisted of one common share of BLC, and a warrant to purchase one common share of BLC at an exercise price of $1.40 per share exercisable for 4 years. BLC incurred share issue costs related to the transaction of $338,960 and issued 311,500 broker warrants exercisable at $0.80 for a period of 4 years.

(h)
On February 17, 2015 BLC issued 100,000 options to a director, employees and a consultant with an exercise price of $0.77 and expiry of seven years. The options vest one third immediately and two thirds over the subsequent two anniversary dates with an expiry of seven years. As a result of the Acquisition Transaction, these options were amended to constitute 314,560 options with an exercise price of $0.23. The fair value of the options, remeasured at the date of the Acquisition Transaction, was $136,613.

(i)
Subsequent to year end the Company lent a third party $150,000 under normal commercial terms. The loan carries an interest rate of 5% payable semi-yearly and is secured to all assets of the Company. The loan is repayable in 18 months.

(j)
Upon the close of the Acquisition Transaction, the condition was met on the 945,000 stock options issued to management of the Company, see Note 9, and accordingly the options will vest 90 days from the close of the Acquisition Transaction. As a result of the Acquisition Transaction, these options were amended to constitute 2,972,592 options with an exercise price of $0.23 and will vest on May 27, 2015. The fair value of the options, remeasured at the date of the Acquisition Transaction, was $1,259,487.

Further, as a result of the Acquisition Transaction, the options issued on April 11, 2014 and June 20, 2014 (Note 9) were amended to constitute 531,606 and 264,230 options of BLC, respectively, with an exercise price of $0.165 and $0.23, respectively. The fair value of the options, remeasured at the date of the Acquisition Transaction, for the 531,606 April issuance and the 264,230 June issuance was $230,930 and $118,957, respectively.